Stock-Based Compensation - Restricted Stock Units (Details) - RSUs	12 Months Ended
Dec. 31, 2023 USD ($)
The Company and Summary of Significant Accounting Policies
Unrecognized compensation cost related to RSUs	$ 1,990,000
Expected weighted average period for recognition of unrecognized compensation cost related to RSUs	3 years 11 months 12 days